Group assets and liabilities - measurement - Transfers between levels (Details) - At fair value - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Level 3
Disclosure of detailed information about financial instruments [line items]
Transfers into level 3	£ 0	£ (80)
Transfers out of level 3	55	£ 92
Equity and debt securities
Disclosure of detailed information about financial instruments [line items]
Transfers from level 1 to level 2	621
Transfers from level 2 to level 1	£ 312